 1933 Act Registration Number – 333-176060
1940 Act Registration Number – 811-05617

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Pre-Effective Amendment No.
Post-Effective Amendment No. 2
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
Amendment No. 3

Shelton Greater China Fund
(Exact Name of Registrant as Specified in Charter)

44 Montgomery Street #2100
San Francisco, CA 94104
(Address of Principal Office)

Telephone Number: (415) 398-2727
Stephen C. Rogers
 44 Montgomery Street #2100
San Francisco, CA 94104
(Name and Address of Agent for Service)

With copy to:
Timothy S. Johnson
Reed Smith LLP
225 Fifth Avenue
Pittsburgh, Pennsylvania 15222
Telephone Number: (412) 288-1484

It is proposed that this filing will become effective:

[ X ]	immediately upon filing pursuant to Rule 485(b)
[ ]	on (date) pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on (date) pursuant to Rule 485(a)

EXPLANATORY NOTE
This Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 1 filed April 30, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on May 14, 2012.

Shelton Greater China Fund
 (Registrant)

By /s/ Stephen C. Rogers
Stephen C. Rogers, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers	President and Trustee	May 14, 2012
Stephen C. Rogers

/s/ Kevin T. Kogler*	Trustee	May 14, 2012
Kevin T. Kogler

/s/ James W. Miller, Jr.*	Trustee	May 14, 2012
James W. Miller, Jr.

/s/ Stephen H. Sutro*	Trustee	May 14, 2012
Stephen H. Sutro

/s/ Edward B. Collins *	Trustee	May 14, 2012
Edward B. Collins

/s/ Frederick C. Copeland, Jr.*	Trustee	May 14, 2012
Frederick Copeland

/s/ Robert P. Parker*	Trustee	May 14, 2012
Robert Parker

* Signed by Stephen C. Rogers pursuant to Powers of Attorney previously filed as an exhibit to the Fund's registration statement filed on Form N-1A on August 4, 2011.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase